Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Leases
Operating lease right-of-use assets and lease liabilities in the Consolidated Balance Sheet were as follows:

December 31,	2025	2024
Right-of-use assets classified in Other noncurrent assets	$162	$155

Current portion of lease liabilities classified in Other current liabilities	$42	$37
Long-term portion of lease liabilities classified in Other noncurrent liabilities and deferred credits	121	119
Total lease liabilities	$163	$156

Schedule of Future Minimum Contractual Operating Lease Obligations
Future minimum contractual operating lease obligations were as follows at December 31, 2025:

2026	$52
2027	42
2028	29
2029	19
2030	14
Thereafter	40
Total lease payments	$196
Less: Imputed interest	(33)
Present value of lease liabilities	$163

Schedule of Other Lease Information
Total cash paid for income taxes (net of any income tax refunds received) was as follows:

For the year ended December 31,	2025	2024	2023
U.S. Federal	$188	$93	$2
U.S. State	14	7	1
Foreign:
Germany	33	28	18
France	25	11	34
China	18	10	8
Japan	9	(1)	22
Canada	6	9	6
Other	19	20	13
Total	$312	$177	$104

December 31,	2025	2024	2023
Right-of-use assets obtained in exchange for operating lease obligations	$50	$66	$68
Weighted-average remaining lease term in years	5.7	5.9	6.4
Weighted-average discount rate	5.4%	5.7%	5.9%
Cash paid for interest and income taxes was as follows:

	2025	2024	2023
Interest, net of amounts capitalized	$157	$180	$221
Income taxes, net of amounts refunded	$312	$177	$104